UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS MANAGEMENT, L.P.
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06880
           --------------------------------------------------

Form 13F File Number:  028-13963
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JERROLD N. FINE
           --------------------------------------------------
Title:     MANAGING MEMBER OF THE GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Jerrold N. Fine             Westport, CT              11/15/10
       ------------------------   ------------------------------  ----------
             [Signature]                 [City, State]              [Date]


The 13F reports relating to the securities holdings of Charter Oak Partners and its affiliated funds prior to January 1, 2010 can be found under the name "Charter Oak Partners/CT", 13F File Number 028-01685.



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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         2
                                               -------------

Form 13F Information Table Entry Total:                  81
                                               -------------

Form 13F Information Table Value Total:             $425,905
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.        Form 13F File Number            Name


       1.       028-12871                  CHARTER OAK MANAGEMENT GP LLC

       2.       028-13964                  FINE PARTNERS, L.P.



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                                                      Form 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
------------------------------ ---------------- ---------- --------- ------- --- ----  ---------- --------  -------- ------ -----
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS       CUSIP   (x$1000)  PRN AMT PRN CALL  DISCRETION MANAGERS   SOLE   SHARES  NONE
---------------------------- ----------------   ---------- --------- ------- --- ----  ---------- --------  -------- ------ -----
ABBOTT LABS                       COM            002824100     185     3,548 SH          DEFINED        1    3,548     0      0
ABBOTT LABS                       COM            002824100   3,733    71,452 SH          DEFINED     1, 2   71,452     0      0
ASTEC INDS INC                    COM            046224101       1        47 SH          DEFINED        1       47     0      0
ASTEC INDS INC                    COM            046224101      27       953 SH          DEFINED     1, 2      953     0      0
AMERICAN WTR WKS CO INC NEW       COM            030420103     528    22,708 SH          DEFINED        1   22,708     0      0
AMERICAN WTR WKS CO INC NEW       COM            030420103  10,643   457,353 SH          DEFINED     1, 2  457,353     0      0
CARMIKE CINEMAS INC               COM            143436400     120    13,796 SH          DEFINED        1   13,796     0      0
CARMIKE CINEMAS INC               COM            143436400   2,423   277,854 SH          DEFINED     1, 2  277,854     0      0
BOSTON PROPERTIES INC             COM            101121101     152     9,460 SH          DEFINED        1    9,460     0      0
BOSTON PROPERTIES INC             COM            101121101   3,068   190,540 SH          DEFINED     1, 2  190,540     0      0
COMMSCOPE INC                     COM            203372107     135     5,676 SH          DEFINED        1    5,676     0      0
COMMSCOPE INC                     COM            203372107   2,714   114,324 SH          DEFINED     1, 2  114,324     0      0
DIRECTV                           COM CL A       25490A101 199,200     4,785 SH          DEFINED        1    4,785     0      0
DIRECTV                           COM CL A       25490A101   4,012    96,371 SH          DEFINED     1, 2   96,371     0      0
EAGLE MATERIALS INC               COM            26969P108     224     9,461 SH          DEFINED        1    9,461     0      0
EAGLE MATERIALS INC               COM            26969P108   4,516   190,539 SH          DEFINED     1, 2  190,539     0      0
FACTSET RESH SYS INC              COM            303075105     202     2,365 SH          DEFINED        1    2,365     0      0
FACTSET RESH SYS INC              COM            303075105   4,073    47,635 SH          DEFINED     1, 2   47,635     0      0
SPDR GOLD TRUST                   GOLD SHS       78463V107      58       455 SH          DEFINED        1      455     0      0
SPDR GOLD TRUST                   GOLD SHS       78463V107   1,173     9,173 SH          DEFINED     1, 2    9,173     0      0
HUMAN GENOME SCIENCES INC         COM            444903108     290     9,723 SH          DEFINED        1    9,723     0      0
HUMAN GENOME SCIENCES INC         COM            444903108   5,833   195,820 SH          DEFINED     1, 2  195,820     0      0
HERTZ GLOBAL HOLDINGS INC         COM            42805T105     100     9,460 SH          DEFINED        1    9,460     0      0
HERTZ GLOBAL HOLDINGS INC         COM            42805T105   2,018   190,540 SH          DEFINED     1, 2  190,540     0      0
INGERSOLL-RAND PLC                SHS            G47791101     169     4,730 SH          DEFINED        1    4,730     0      0
INGERSOLL-RAND PLC                SHS            G47791101   3,402    95,270 SH          DEFINED     1, 2   95,270     0      0
KAR AUCTION SVCS INC              COM            48238T109      80     6,326 SH          DEFINED        1    6,326     0      0
KAR AUCTION SVCS INC              COM            48238T109   1,607   127,415 SH          DEFINED     1, 2  127,415     0      0
KOHLS CORP                        COM            500255104     125     2,367 SH          DEFINED        1    2,367     0      0
KOHLS CORP                        COM            500255104   2,510    47,654 SH          DEFINED     1, 2   47,654     0      0
LINN ENERGY LLC                   UNIT LTD LIAB  536020100   1,690    52,874 SH          DEFINED     1, 2   52,874     0      0
LINCOLN NATL CORP IND             COM            534187109     113     4,730 SH          DEFINED        1    4,730     0      0
LINCOLN NATL CORP IND             COM            534187109   2,279    95,270 SH          DEFINED     1, 2   95,270     0      0
LINCOLN NATL CORP IND             COM            534187109      66     2,800 SH   CALL   DEFINED        1    2,800     0      0
LINCOLN NATL CORP IND             COM            534187109   1,275    53,300 SH   CALL   DEFINED     1, 2   53,300     0      0
LOWES COS INC                     COM            548661107     129     5,800 SH          DEFINED        1    5,800     0      0
LOWES COS INC                     COM            548661107   2,604   116,818 SH          DEFINED     1, 2  116,818     0      0
MCDONALDS CORP                    COM            580135101      76     1,021 SH          DEFINED        1    1,021     0      0
MCDONALDS CORP                    COM            580135101   1,530    20,534 SH          DEFINED     1, 2   20,534     0      0
METLIFE INC                       COM            59156R108     356     8,990 SH          DEFINED        1    8,990     0      0
METLIFE INC                       COM            59156R108   6,962   181,074 SH          DEFINED     1, 2  181,074     0      0
MURPHY OIL CORP                   COM            626717102     484     7,812 SH          DEFINED        1    7,812     0      0
MURPHY OIL CORP                   COM            626717102   9,742   157,326 SH          DEFINED     1, 2  157,326     0      0
MYLAN INC                         COM            628530107     593    31,546 SH          DEFINED        1   31,546     0      0
MYLAN INC                         COM            628530107  11,951   635,365 SH          DEFINED     1, 2  635,365     0      0
OREXIGEN THERAPEUTICS INC         COM            686164104     164    27,682 SH          DEFINED        1   27,682     0      0
OREXIGEN THERAPEUTICS INC         COM            686164104   3,307   557,752 SH          DEFINED     1, 2  557,752     0      0
OCCIDENTAL PETE CORP DEL          COM            674599105   1,005    12,831 SH          DEFINED        1   12,831     0      0
OCCIDENTAL PETE CORP DEL          COM            674599105  20,234   258,423 SH          DEFINED     1, 2  258,423     0      0
POLARIS INDS INC                  COM            731068102     188     2,895 SH          DEFINED        1    2,895     0      0
POLARIS INDS INC                  COM            731068102   3,798    58,339 SH          DEFINED     1, 2   58,339     0      0
PREMIER EXIBITIONS INC            COM            74051E102      36    21,322 SH          DEFINED        1   21,322     0      0
PREMIER EXIBITIONS INC            COM            74051E102     881   518,181 SH          DEFINED     1, 2  518,181     0      0
RAILAMERICA INC                   COM            750753402      68     7,100 SH          DEFINED        1    7,100     0      0
RAILAMERICA INC                   COM            750753402   1,377   142,995 SH          DEFINED     1, 2  142,995     0      0
EVEREST RE GROUP LTD              COM            G3223R108     791     9,142 SH          DEFINED        1    9,142     0      0
EVEREST RE GROUP LTD              COM            G3223R108  15,921   184,120 SH          DEFINED     1, 2  184,120     0      0
RYANAIR HLDGS PLC                 SPONSORED ADR  783513104     146     4,734 SH          DEFINED        1    4,734     0      0
RYANAIR HLDGS PLC                 SPONSORED ADR  783513104   2,938    95,351 SH          DEFINED     1, 2   95,351     0      0
O REILLY AUTOMOTIVE INC           COM            686091109      63     1,282 SH          DEFINED        1    1,282     0      0
O REILLY AUTOMOTIVE INC           COM            686091109   1,277    25,818 SH          DEFINED     1, 2   25,818     0      0
SPDR S&P 500 ETF TR               TR UNIT        78462F103   2,157    18,900 SH   PUT    DEFINED        1   18,900     0      0
SPDR S&P 500 ETF TR               TR UNIT        78462F103  43,495   381,100 SH   PUT    DEFINED     1, 2  381,100     0      0
ST JUDE MED INC                   COM            790849103     373     9,469 SH          DEFINED        1    9,469     0      0
ST JUDE MED INC                   COM            790849103   7,502   190,703 SH          DEFINED     1, 2  190,703     0      0
SOUTHWESTERN ENERGY CO            COM            845467109      79     2,365 SH          DEFINED        1    2,365     0      0
SOUTHWESTERN ENERGY CO            COM            845467109   1,593    47,635 SH          DEFINED     1, 2   47,635     0      0
TEVA PHARMACEUTICAL INDS LTD      ADR            881624209     253     4,795 SH          DEFINED        1    4,795     0      0
TEVA PHARMACEUTICAL INDS LTD      ADR            881624209   5,085    96,394 SH          DEFINED      1,2   96,394     0      0
TREEHOUSE FOODS INC               COM            89469A104       2        47 SH          DEFINED        1       47     0      0
TREEHOUSE FOODS INC               COM            89469A104      44       953 SH          DEFINED      1,2      953     0      0
TEXAS INDS INC                    COM            882491103     190     6,037 SH          DEFINED        1    6,037     0      0
TEXAS INDS INC                    COM            882491103   3,832   121,586 SH          DEFINED      1,2  121,586     0      0
ULTRA PETROLEUM CORP              COM            903914109      99     2,365 SH          DEFINED        1    2,365     0      0
ULTRA PETROLEUM CORP              COM            903914109   2,000    47,635 SH          DEFINED      1,2   47,635     0      0
WERNER ENTERPRISES INC            COM            950755108      48     2,365 SH          DEFINED        1    2,365     0      0
WERNER ENTERPRISES INC            COM            950755108     976    47,635 SH          DEFINED      1,2   47,635     0      0
WAL MART STORES INC               COM            931142103     599    11,191 SH          DEFINED        1   11,191     0      0
WAL MART STORES INC               COM            931142103  12,063   225,385 SH          DEFINED      1,2  225,385     0      0
YRC WORLDWIDE INC                 COM            984249102       7    28,411 SH          DEFINED        1   28,411     0      0
YRC WORLDWIDE INC                 COM            984249102     143   572,214 SH          DEFINED      1,2  572,214     0      0

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